Property and Equipment - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 43	$ 35
Technology Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense		4
General and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 43	$ 31